SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Selected Revenue and Expense Information for each Reportable Segment

The following table summarizes the selected revenue and expense information for each reportable segment:

Years Ended December 31:
	Laboratory Services	Manufacturing Services	Total
2010
Net revenues from external customers	$278,908	$55,153	$334,061
Cost of revenues	(166,436)	(40,033)	(206,469)

Gross profit	$112,472	$15,120	$127,592

2011	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$311,638	$95,539	$407,177
Cost of revenues	(184,882)	(65,851)	(250,733)

Gross profit	$126,756	$29,688	$156,444

2012	Laboratory Services	Manufacturing Services	Total
Net revenues from external customers	$382,890	117,022	$499,912
Cost of revenues	(235,148)	(81,526)	(316,674)

Gross profit	$147,742	35,496	$183,238

Company's Revenues by Geographic Region

The following table summarizes the Company’s revenues by geographic region determined according to the location of customers:

	Year Ended December 31,
	2010	2011	2012
United States	$239,028	$271,346	$328,301
Europe	42,167	44,730	82,531
Other countries	52,965	91,383	89,508

Gross revenues	$334,160	$407,459	$500,340
Sales tax	(99)	(282)	(428)

Net revenues	$334,061	$407,177	$499,912

Revenues by Business Lines

The following table summarizes the Company’s net revenues generated from business lines:

	Year Ended December 31,
	2010	2011	2012
Discovery Services*	$183,604	$196,399	$231,908
Development Services*	19,814	34,946	61,335
U.S. Testing Services	75,490	80,293	89,647
Manufacturing Services	55,153	95,539	117,022

Net revenues	$334,061	$407,177	$499,912

* Discovery Services and Development Services combined were reported as China-Based Laboratory Services in the Company’s quarterly earnings releases, which are filled on Form 6-K.

Company's Long-lived Asset by Geographic Region

The following table summarizes the Company’s long-lived assets by geographic region determined according to the location of the assets:

	December 31,
	2011	2012
PRC	$227,513	$246,816
United States	18,181	17,565

Total	$245,694	$264,381